INCOME TAXES, INTERMEX HOLDINGS, INC. (Q2) (Details) - USD ($)		1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended	11 Months Ended	12 Months Ended
	Feb. 01, 2017	Jan. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Income Tax Expense (Benefit) [Abstract]
Income (loss) before income taxes			$ 94,230	$ 234,402		$ 165,726	$ 69,312	$ (2,187)		$ 251,374	$ (1,621)
US statutory tax rate										34.00%
Total tax provision (benefit)			(144,675)	(109,457)		(245,412)	$ (109,457)	$ 0		$ (436,721)	0
Decrease in deferred tax asset									$ 216,951	216,951
Accrued interest and penalties			0			0			0	0	0
Intermex Holdings, Inc. and Subsidiaries [Member]
Reconciliation of Income Tax Expense (Benefit) [Abstract]
Income (loss) before income taxes			$ 2,668,244	$ 1,517,237	$ (5,243,578)	$ 1,920,955			$ (9,639,051)
US statutory tax rate			21.00%	34.00%	34.00%	21.00%			34.00%
Income tax expense (benefit) at statutory rate			$ 560,331	$ 515,861	$ (1,782,817)	$ 403,401			$ (3,277,277)
State tax expense (benefit), net of federal			156,527	38,064	8,575	116,242			(182,027)
Foreign tax rates different from US statutory rate			25,947	(6,254)	90,003	33,264			94,688
Non-deductible expenses			89,671	(303,917)	2,928,445	72,055			3,309,549
Other			(8,587)	0	0	(8,590)			(14,684)
Total tax provision (benefit)	$ 534,402		823,889	$ 243,754	$ 1,244,206	616,372			534,402
Decrease in deferred tax asset									$ 656,000	$ 656,000
Accrued interest and penalties			0			0
Uncertain tax positions			$ 0			$ 0
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor Company [Member]
Reconciliation of Income Tax Expense (Benefit) [Abstract]
Income (loss) before income taxes		$ (5,521,794)									$ 13,483,681	$ 9,949,467
US statutory tax rate		34.00%									34.00%	34.00%
Income tax expense (benefit) at statutory rate		$ (1,877,410)									$ 4,584,452	$ 3,382,819
State tax expense (benefit), net of federal		(278,657)									574,478	338,818
Foreign tax rates different from US statutory rate		(45,631)									124,107	50,267
Non-deductible expenses		409									(58,494)	6,772
Other		(2,084)									(70,525)	7,101
Total tax provision (benefit)		$ (2,203,373)									$ 4,083,655	$ 4,191,643	$ (12,969,232)